Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 1,632.4	¥ 1,431.3
General and administrative expenses	(962.6)	(875.9)
Others	52.1	30.7
Consolidated net business profit	721.9	586.1
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	367.4	329.5
General and administrative expenses	(145.5)	(148.9)
Others	37.3	30.3
Consolidated net business profit	259.2	210.9
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	553.8	568.1
General and administrative expenses	(456.2)	(464.9)
Others	2.1	0.8
Consolidated net business profit	99.7	104.0
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	601.1	394.5
General and administrative expenses	(314.7)	(213.9)
Others	46.0	25.1
Consolidated net business profit	332.4	205.7
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	266.0	250.9
General and administrative expenses	(56.7)	(43.0)
Others	15.4	17.6
Consolidated net business profit	224.7	225.5
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(155.9)	(111.7)
General and administrative expenses	10.5	(5.2)
Others	(48.7)	(43.1)
Consolidated net business profit	¥ (194.1)	¥ (160.0)